Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price International Funds, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2019
T. Rowe Price Global Consumer Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. ROWE PRICE<br/><br/>Global Consumer Fund<br/><br/>SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund<br/><br/>Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses <br/>(expenses that you pay each year as a <br/>percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 90.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.10%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation arrangement currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance<br/><br/>Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in securities issued by companies in the consumer sector. Under normal conditions, the fund will invest at least 40% of its net assets (unless foreign market conditions are not deemed favorable by the investment adviser, in which case the fund would invest at least 30% of its net assets) in securities issued by companies organized or located outside the U.S., including securities of emerging market issuers. For purposes of determining whether the fund invests at least 40% of its net assets (at least 30% of its net assets if market conditions are not deemed favorable) outside the U.S., the fund relies on the country assigned to a security by MSCI Inc. or another unaffiliated data provider.

For purposes of the fund’s 80% investment policy, the fund generally targets companies in the consumer staples and consumer discretionary sectors (excluding automobiles and components companies), as they are classified by MSCI Inc. The fund seeks to invest in various companies engaged in the research, development, manufacture, distribution, supply or sale of consumer products, services, or equipment. The fund invests in a wide variety of industries within the overall consumer sector. For example, potential investments within the consumer staples sector may include companies involved in activities related to household and personal products; packaged foods and meats; and food and drug retail. Potential investments within the consumer discretionary sector may include companies involved in activities related to apparel, accessories and luxury goods; internet, cable and satellite; and home improvement.

The adviser has flexibility in allocating investments between the consumer discretionary and consumer staples sectors and seeks to identify the best risk-adjusted opportunities for the fund based on market conditions and consumer sentiment. Consumer staples and consumer discretionary stocks tend to perform well over different parts of the economic cycle. For example, when deciding upon allocations between the consumer staples and consumer discretionary sectors, the adviser may generally favor consumer staples companies if the adviser believes that consumer sentiment towards the economy is negative or declining, and may generally favor consumer discretionary companies if the adviser believes that consumer sentiment towards the economy is positive or rising.

Stock selection is based on intensive fundamental research that assesses industry trends and companies’ long-term prospects. The fund may purchase securities issued by companies of any size but generally seeks companies the portfolio manager believes are well-positioned in their industry. The adviser may use both growth and value approaches in selecting investments for the fund, and the adviser generally selects stocks with the most favorable combination of company fundamentals and valuation. In the growth area, the adviser may seek companies with capable management, attractive business niches, sound financial and accounting practices, and/or a demonstrated ability to increase revenues, earnings, and cash flow consistently. In the value area, the adviser may seek companies whose current stock prices appear undervalued in terms of earnings, projected cash flow, or asset value per share, that have appreciation potential temporarily unrecognized by the market, or that may be temporarily out of favor.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. The fund could underperform other funds with a similar benchmark or similar objectives and investment strategies if the fund’s overall investment selections or strategies fail to produce the intended results.

Risks of stock investing Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a particular company or industry.

Industry risks A fund that focuses its investments in specific industries or sectors is more susceptible to developments affecting those industries and sectors than a more broadly diversified fund. Because the fund invests significantly in companies connected to the consumer staples and consumer discretionary sectors, the fund may perform poorly during a downturn in one or more consumer-related industries and is more exposed to the economic, business or other developments that could adversely impact those industries. Companies involved with consumer products, services, or equipment can be significantly affected by general economic trends, as well as by changes in consumer sentiment, demographics and product trends, product cycles, government regulation and import controls, labor relations, intense global competition, and social trends and marketing campaigns. Companies in the consumer staples sector can be particularly affected by the cost of commodities and production, and companies in the consumer discretionary sector can be significantly affected by disposable household income and consumer spending habits, as well as technological obsolescence. Overall, the consumer staples sector should be less cyclical and less impacted by changes in economic conditions than the consumer discretionary sector.

Nondiversification risks As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.

International investing risks Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. International securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes and restrictions on gaining access to the fund’s investments.

Market capitalization risks Because the fund may invest in companies of any size, its share price could be more volatile than a fund that invests only in large companies. Small and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and they may be less capable of responding quickly to competitive challenges and industry changes.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risks As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund.<br/><br/>The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.<br/><br/>The following table shows the average annual total returns for the fund, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	GLOBAL CONSUMER FUND <br/>Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/17	8.03%	Worst Quarter	12/31/18	-13.68%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns<br/><br/>Periods ended<br/>December 31, 2018
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 1, 2019, the MSCI All Country World Index Consumer Discretionary & Consumer Staples ex Automobile & Components Net will replace the MSCI All Country World Index Consumer Discretionary & Consumer Staples ex Automobile & Components as the fund’s primary benchmark. The new index assumes the reinvestment of dividends after the deduction of withholding taxes applicable to the country where the dividend is paid; as such, the returns of the new benchmark are more representative of the returns experienced by investors in foreign issuers.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the average annual total returns for the fund, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price Global Consumer Fund | T. Rowe Price Global Consumer Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[1]
Management fees	rr_ManagementFeesOverAssets	0.69%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	1.68%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.37%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.32%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.05%	[2]
1 year	rr_ExpenseExampleYear01	$ 107
3 years	rr_ExpenseExampleYear03	478
5 years	rr_ExpenseExampleYear05	1,017
10 years	rr_ExpenseExampleYear10	$ 2,496
2017	rr_AnnualReturn2017	20.81%
2018	rr_AnnualReturn2018	(7.56%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.68%)
1 Year	rr_AverageAnnualReturnYear01	(7.56%)
Since inception	rr_AverageAnnualReturnSinceInception	5.19%
Inception date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2016
T. Rowe Price Global Consumer Fund | Returns after taxes on distributions | T. Rowe Price Global Consumer Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.98%)
Since inception	rr_AverageAnnualReturnSinceInception	4.70%
Inception date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2016
T. Rowe Price Global Consumer Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Global Consumer Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.16%)
Since inception	rr_AverageAnnualReturnSinceInception	3.96%
Inception date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2016
T. Rowe Price Global Consumer Fund | MSCI All Country World Index Consumer Discretionary & Consumer Staples ex Automobile & Components (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.83%)	[3]
Since inception	rr_AverageAnnualReturnSinceInception	7.03%	[3],[4]
Inception date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2016	[3]
T. Rowe Price Global Consumer Fund | MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.93%)
Since inception	rr_AverageAnnualReturnSinceInception	10.17%	[4]
Inception date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2016

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	T. Rowe Price Associates, Inc., has agreed (through April 30, 2021) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the fund’s ratio of expenses to average daily net assets to exceed 1.05%. The agreement may be terminated at any time beyond April 30, 2021, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 1.05%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s expense ratio is below 1.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation.
[3]	Effective June 1, 2019, the MSCI All Country World Index Consumer Discretionary & Consumer Staples ex Automobile& Components Net will replace the MSCI All Country World Index Consumer Discretionary & Consumer Staples ex Automobile & Components as the fund’s primary benchmark. The new index assumes the reinvestment of dividends after the deduction of withholding taxes applicable to the country where the dividend is paid; as such, the returns of the new benchmark are more representative of the returns experienced by investors in foreign issuers.
[4]	Return since 6/27/16.